SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Revenue Recognition) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Revenue from polysilicon sales	$ 1,029,080	$ 2,307,695	$ 4,608,350
Domestic sales
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Revenue from polysilicon sales	1,013,869	2,279,756	$ 4,608,350
Export sales
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Revenue from polysilicon sales	$ 15,211	$ 27,939